Financial assets and financial liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current
Borrowings	$ 349,559	$ 389,096	$ 294,415
Total non-current	349,559	389,096	294,415
Current
Borrowings	190,227	62,317	10,352
Total Current	190,227	62,317	10,352
Total Borrowings	539,786	451,413	304,767
Borrowings [Member]
Non-current
Borrowings	349,559	389,096	294,415
Total non-current	349,559	389,096	294,415
Current
Borrowings	190,227	62,317	10,352
Total Current	$ 190,227	$ 62,317	$ 10,352